Related Party and Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Reimbursement costs		$ 31,002
Revenue sharing	$ 74,286	80,131
Administrative expenses	152,309	126,542
Investments at fair value	429,501,499	371,935,502
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 14,523	$ 2,843
Number of shares (shares)	9,909	8,916
Investments at fair value	$ 445,449	$ 391,233